Borrower Loans, Loans Held for Sale, and Notes Held at Fair Value	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Borrower Loans, Loans Held for Sale, and Notes Held at Fair Value
Borrower Loans, Loans Held for Sale, and Notes Held at Fair Value
The fair value of the Borrower Loans originated and Notes issued through the Note Channel is estimated using discounted cash flow methodologies based upon a set of valuation assumptions. The primary assumptions used to value such Borrower Loans and Notes include default rates derived from historical performance, market conditions and discount rates applied to each credit grade based on the perceived credit risk of each credit grade. The obligation to pay principal and interest on any series of Notes is equal to the payments, if any, received on the corresponding Borrower Loan, net of the servicing fee. As such, the fair value of the Notes is approximately equal to the fair value of the Borrower Loans originated through the Note Channel, adjusted for the servicing fee and the timing of borrower payments subsequently disbursed to the Note holders. The effective interest rate associated with a series of Notes will be less than the interest rate earned on the corresponding Borrower Loan due to the servicing fee.
At December 31, 2017 and 2016, Borrower Loans, Notes and Loans Held for Sale (in thousands) were:

	Borrower Loans		Notes		Loans Held for Sale
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Aggregate principal balance outstanding	$296,668	$319,143	$(300,922)	$(323,358)	$59	$641
Fair value adjustments	(3,663)	(3,516)	6,974	7,122	(10)	(17)
Fair value	$293,005	$315,627	$(293,948)	$(316,236)	$49	$624

At December 31, 2017, outstanding Borrower Loans had original maturities between 36 and 60 months, had monthly payments with fixed interest rates ranging from 5.31% to 32.32% and had various maturity dates through December 2022. At December 31, 2016, Loans Held for Sale and Borrower Loans had original terms between 36 months and 60 months, had monthly payments with fixed interest rates ranging from 5.32% to 33.04% and had various maturity dates through December 2021.
Approximately $1.7 million and $2.4 million represents the loss that is attributable to changes in the instrument specific credit risks related to Borrower Loans that were recorded in the change in fair value during the years ended December 31, 2017 and December 31, 2016, respectively.
As of December 31, 2017 the Borrower Loans that were 90 days or more delinquent, had an aggregate principal amount of $3.5 million and a fair value of $1.3 million. As of December 31, 2016 the Borrower Loans that were 90 days or more delinquent, had an aggregate principal amount of $3.2 million and a fair value of $1.0 million. We place loans on non-accrual status when they are over 120 days past due. As of December 31, 2017 and 2016, Borrower Loans in non-accrual status had a fair value of $0.3 million and $0.5 million, respectively.

Prosper Funding LLC
Entity Information [Line Items]
Borrower Loans, Loans Held for Sale, and Notes Held at Fair Value
Borrower Loans, Loans Held For Sale and Notes Held at Fair Value
The fair value of the Borrower Loans originated and Notes issued through the Note Channel is estimated using discounted cash flow methodologies based upon a set of valuation assumptions. The primary assumptions used to value such Borrower Loans and Notes include default rates derived from historical performance, market conditions and discount rates applied to each credit grade based on the perceived credit risk. The obligation to pay principal and interest on any series of Notes is equal to the payments, if any, received on the corresponding Borrower Loan, net of the servicing fee. As such, the fair value of the Notes is approximately equal to the fair value of the Borrower Loans originated through the Note Channel, adjusted for the servicing fee and the timing of borrower payments subsequently disbursed to the Note holders. The effective interest rate associated with a series of Notes will be less than the interest rate earned on the corresponding Borrower Loan due to the servicing fee.
At December 31, 2017 and 2016, Borrower Loans, Notes and Loans Held for Sale (in thousands) were:

	Borrower Loans		Notes		Loans Held for Sale
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Aggregate principal balance outstanding	$296,668	$319,143	$(300,922)	$(323,358)	$59	$641
Fair value adjustments	(3,663)	(3,516)	6,974	7,122	(10)	(17)
Fair value	$293,005	$315,627	$(293,948)	$(316,236)	$49	$624

At December 31, 2017, outstanding Borrower Loans had original maturities between 36 and 60 months, had monthly payments with fixed interest rates ranging from 5.31% to 32.32% and had various maturity dates through December 2022.  At December 31, 2016, Borrower Loans and Loans Held for Sale had original terms between 36 months and 60 months, had monthly payments with fixed interest rates ranging from 5.32% to 33.04% and had various maturity dates through 2021.
Within the change in fair value of Borrower Loans, Prosper Funding recorded a loss of approximately $1.7 million that is attributable to changes in the credit risks related to Borrower Loans during the year ending December 31, 2017.
As of December 31, 2017 the Borrower Loans that were 90 days or more delinquent, had an aggregate principal amount of $3.5 million and a fair value of $1.3 million. As December 31, 2016 the Borrower Loans that were 90 days or more delinquent, had an aggregate principal amount of $3.2 million and a fair value of $1.0 million. As of December 31, 2017 and 2016, Borrower Loans in non-accrual status had a fair value of $0.3 million and $0.5 million, respectively.